Trust Shares [Member] Expense Example - Trust - BlackRock Cash Funds: Treasury - Trust Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	$ 601